Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended	51 Months Ended	60 Months Ended	74 Months Ended	81 Months Ended	92 Months Ended	107 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000003572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at POP
Average Annual Return, Percent	[1],[2]	(0.42%)			0.11%					2.34%
C000049901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at POP
Average Annual Return, Percent	[3],[4]	(8.62%)			7.49%					5.89%
C000049913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield Fund (Class A/PHCHX) at POP
Average Annual Return, Percent	[5],[6]	2.92%			4.87%					5.24%
C000049915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at POP
Average Annual Return, Percent	[7],[8]	1.60%			2.47%					3.69%
C000049918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at POP
Average Annual Return, Percent	[9],[10]	2.58%			2.28%					2.71%
C000049922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at POP
Average Annual Return, Percent	[11],[12]	4.52%			6.58%					6.85%
C000052537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at POP
Average Annual Return, Percent	[13],[14]	3.96%			10.02%					5.94%
C000058006 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at POP
Average Annual Return, Percent	[15],[16]	2.90%			5.53%					4.05%
C000074732 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at POP
Average Annual Return, Percent	[17],[18]	(5.11%)			5.18%					5.34%
C000117511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at POP
Average Annual Return, Percent	[19],[20]	1.40%			3.37%					8.74%
C000133101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at POP
Average Annual Return, Percent	[21],[22]	1.39%			4.06%					9.50%
C000173499 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at POP
Average Annual Return, Percent	[23],[24]	2.03%			(2.70%)					1.74%
C000173503 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at POP
Average Annual Return, Percent	[25],[26]	2.68%			2.09%					2.31%
C000173507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at POP
Average Annual Return, Percent	[27],[28]	(1.54%)			(0.17%)					1.38%
C000227967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Developing Markets Fund (Class A/VDMAX) at POP
Average Annual Return, Percent	[29],[30]	13.86%		1.67%
Without Sales Load [Member] | C000176707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Core Plus Bond Fund (Class R6/VBFRX) at NAV
Average Annual Return, Percent	[31]	3.82%			1.24%				2.80%
Without Sales Load [Member] | C000003575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Core Plus Bond Fund (Class I/SAVYX) at NAV
Average Annual Return, Percent	[32]	3.75%			1.14%					2.98%
Without Sales Load [Member] | C000003574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Core Plus Bond Fund (Class C/SAVCX) at NAVand with CDSC
Average Annual Return, Percent	[33],[34]	2.76%			0.13%					1.96%
Without Sales Load [Member] | C000003572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at NAV
Average Annual Return, Percent	[35]	3.46%			0.88%					2.73%
Without Sales Load [Member] | C000049901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at NAV
Average Annual Return, Percent	[36]	(3.30%)			8.71%					6.49%
Without Sales Load [Member] | C000049903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Fund (Class C/PHRCX) at NAVand with CDSC
Average Annual Return, Percent	[37],[38]	(4.00%)			7.93%					5.72%
Without Sales Load [Member] | C000049904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Fund (Class I/PHRIX) at NAV
Average Annual Return, Percent	[39]	(3.07%)			8.99%					6.77%
Without Sales Load [Member] | C000148854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Fund (Class R6/VRREX) at NAV
Average Annual Return, Percent	[40]	(2.85%)			9.32%					7.04%
Without Sales Load [Member] | C000176708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield Fund (Class R6/VRHYX) at NAV
Average Annual Return, Percent	[41]	7.31%			6.08%				5.60%
Without Sales Load [Member] | C000119169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield Fund (Class I/PHCIX) at NAV
Average Annual Return, Percent	[42]	7.19%			5.94%					5.93%
Without Sales Load [Member] | C000049912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield Fund (Class C/PGHCX) at NAVand with CDSC
Average Annual Return, Percent	[43],[44]	6.13%			4.88%					4.85%
Without Sales Load [Member] | C000049913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet High Yield Fund (Class A/PHCHX) at NAV
Average Annual Return, Percent	[45]	6.93%			5.68%					5.65%
Without Sales Load [Member] | C000049915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at NAV
Average Annual Return, Percent	[46]	5.56%			3.26%					4.09%
Without Sales Load [Member] | C000049917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class C/NCMFX) at NAVand with CDSC
Average Annual Return, Percent	[47],[48]	4.71%			2.47%					3.30%
Without Sales Load [Member] | C000081781 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class I/VMFIX) at NAV
Average Annual Return, Percent	[49]	5.69%			3.50%					4.34%
Without Sales Load [Member] | C000148855 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class R6/VMFRX) at NAV
Average Annual Return, Percent	[50]	5.90%			3.67%					4.48%
Without Sales Load [Member] | C000176709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class R6/VMSSX) at NAV
Average Annual Return, Percent	[51]	5.06%			3.12%				3.15%
Without Sales Load [Member] | C000066828 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class I/PIMSX) at NAV
Average Annual Return, Percent	[52]	5.20%			3.05%					3.20%
Without Sales Load [Member] | C000049921 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C1/PMSTX) at NAVand with CDSC
Average Annual Return, Percent	[53],[54]	4.11%			1.99%					2.19%
Without Sales Load [Member] | C000049920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C/PSTCX) at NAVand with CDSC
Average Annual Return, Percent	[55],[56]	4.84%			2.53%					2.69%
Without Sales Load [Member] | C000049918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at NAV
Average Annual Return, Percent	[57]	4.94%			2.75%					2.94%
Without Sales Load [Member] | C000049922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at NAV
Average Annual Return, Percent	[58]	10.61%			7.80%					7.46%
Without Sales Load [Member] | C000049923 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Infrastructure Fund (Class C/PGUCX) at NAV and with CDSC
Average Annual Return, Percent	[59],[60]	9.76%			6.97%					6.64%
Without Sales Load [Member] | C000066829 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Infrastructure Fund (Class I/PGIUX) at NAV
Average Annual Return, Percent	[61]	10.68%			8.05%					7.71%
Without Sales Load [Member] | C000199804 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Infrastructure Fund (Class R6/VGIRX) at NAV
Average Annual Return, Percent	[62]	10.96%			8.24%			6.72%
Without Sales Load [Member] | C000235246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Asset Fund (Class R6/VAABX) at NAV
Average Annual Return, Percent	[63]	10.36%	7.40%
Without Sales Load [Member] | C000081785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Asset Fund (Class I/VADIX) at NAV
Average Annual Return, Percent	[64]	10.26%			11.56%					6.81%
Without Sales Load [Member] | C000052538 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Asset Fund (Class C/PDPCX) at NAVand with CDSC
Average Annual Return, Percent	[65],[66]	9.22%			10.43%					5.73%
Without Sales Load [Member] | C000052537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at NAV
Average Annual Return, Percent	[67]	10.01%			11.27%					6.54%
Without Sales Load [Member] | C000058006 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at NAV
Average Annual Return, Percent	[68]	5.81%			6.12%					4.34%
Without Sales Load [Member] | C000058007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Senior Floating Rate Fund (Class C/PFSRX) at NAV and with CDSC
Average Annual Return, Percent	[69],[70]	4.91%			5.33%					3.57%
Without Sales Load [Member] | C000058008 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Senior Floating Rate Fund (Class I/PSFIX) at NAV
Average Annual Return, Percent	[71]	5.95%			6.39%					4.60%
Without Sales Load [Member] | C000176710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Senior Floating Rate Fund (Class R6/VRSFX) at NAV
Average Annual Return, Percent	[72]	6.18%			6.55%				4.74%
Without Sales Load [Member] | C000176711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Real Estate Securities Fund (Class R6/VRGEX) at NAV
Average Annual Return, Percent	[73]	0.83%			6.90%				6.68%
Without Sales Load [Member] | C000074734 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Real Estate Securities Fund (Class I/VGISX) at NAV
Average Annual Return, Percent	[74]	0.66%			6.65%					6.20%
Without Sales Load [Member] | C000074733 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Real Estate Securities Fund (Class C/VGSCX) at NAVand with CDSC
Average Annual Return, Percent	[75],[76]	(0.32%)			5.58%					5.15%
Without Sales Load [Member] | C000074732 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at NAV
Average Annual Return, Percent	[77]	0.42%			6.38%					5.94%
Without Sales Load [Member] | C000117511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at NAV
Average Annual Return, Percent	[78]	7.31%			4.55%					9.35%
Without Sales Load [Member] | C000117512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR International Small-Mid Cap Fund (Class C/VCISX) at NAVand with CDSC
Average Annual Return, Percent	[79],[80]	6.46%			3.77%					8.55%
Without Sales Load [Member] | C000117513 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR International Small-Mid Cap Fund (Class I/VIISX) at NAV
Average Annual Return, Percent	[81]	7.51%			4.82%					9.63%
Without Sales Load [Member] | C000148859 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR International Small-Mid Cap Fund (Class R6/VRISX) at NAV
Average Annual Return, Percent	[82]	7.64%			4.93%					9.74%
Without Sales Load [Member] | C000215024 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Emerging Markets Small-Cap Fund (Class R6/VRESX) at NAV
Average Annual Return, Percent	[83]	7.72%			5.68%	8.30%
Without Sales Load [Member] | C000133103 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Emerging Markets Small-Cap Fund (Class I/VIESX) at NAV
Average Annual Return, Percent	[84]	7.55%			5.54%					10.40%
Without Sales Load [Member] | C000133102 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Emerging Markets Small-Cap Fund (Class C/VCESX) at NAVand with CDSC
Average Annual Return, Percent	[85],[86]	6.57%			4.48%					9.30%
Without Sales Load [Member] | C000133101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at NAV
Average Annual Return, Percent	[87]	7.29%			5.24%					10.12%
Without Sales Load [Member] | C000173499 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at NAV
Average Annual Return, Percent	[88]	7.97%			(1.59%)					2.32%
Without Sales Load [Member] | C000173500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA Emerging Markets Equity Fund (Class C/PICEX) at NAVand with CDSC
Average Annual Return, Percent	[89],[90]	7.10%			(2.28%)					1.60%
Without Sales Load [Member] | C000173501 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA Emerging Markets Equity Fund (Class I/HIEMX) at NAV
Average Annual Return, Percent	[91]	8.18%			(1.30%)					2.63%
Without Sales Load [Member] | C000173502 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA Emerging Markets Equity Fund (Class R6/VREMX) at NAV
Average Annual Return, Percent	[92]	8.45%			(1.04%)					2.84%
Without Sales Load [Member] | C000210350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Low Duration Core Plus Bond Fund (Class R6/VLDRX) at NAV
Average Annual Return, Percent	[93]	5.47%			2.90%		3.41%
Without Sales Load [Member] | C000173505 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Low Duration Core Plus Bond Fund (Class I/HIBIX) at NAV
Average Annual Return, Percent	[94]	5.40%			2.83%					2.81%
Without Sales Load [Member] | C000173504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Low Duration Core Plus Bond Fund (Class C/PCMZX) at NAVand with CDSC
Average Annual Return, Percent	[95],[96]	4.26%			1.79%					1.78%
Without Sales Load [Member] | C000173503 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at NAV
Average Annual Return, Percent	[97]	5.04%			2.56%					2.54%
Without Sales Load [Member] | C000173507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at NAV
Average Annual Return, Percent	[98]	1.25%			0.38%					1.66%
Without Sales Load [Member] | C000173508 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Tax-Exempt Bond Fund (Class C/PXCZX) at NAVand with CDSC
Average Annual Return, Percent	[99],[100]	0.49%			(0.37%)					0.90%
Without Sales Load [Member] | C000173506 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Tax-Exempt Bond Fund (Class I/HXBIX) at NAV
Average Annual Return, Percent	[101]	1.50%			0.63%					1.91%
Without Sales Load [Member] | C000227966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Developing Markets Fund (Class R6/VDMRX) at NAV
Average Annual Return, Percent	[102]	20.89%		3.35%
Without Sales Load [Member] | C000227965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Developing Markets Fund (Class I/VIDMX) at NAV
Average Annual Return, Percent	[103]	20.84%		3.29%
Without Sales Load [Member] | C000227964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Developing Markets Fund (Class C/VDMCX) at NAVand with CDSC
Average Annual Return, Percent	[104],[105]	19.60%		2.26%
Without Sales Load [Member] | C000227967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Developing Markets Fund (Class A/VDMAX) at NAV
Average Annual Return, Percent	[106]	20.49%		3.02%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.45%)		1.92%		1.57%	1.84%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Average Annual Return, Percent		17.46%			15.96%					14.89%
MSCI All Country World Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Average Annual Return, Percent		17.27%	10.87%		13.54%			10.00%	12.43%	11.91%
MSCI World Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Average Annual Return, Percent		17.25%	11.51%		14.41%					12.43%
MSCI All Country World ex USA Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net)
Average Annual Return, Percent		16.45%			10.26%					8.23%
MSCI Emerging Markets Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Average Annual Return, Percent		17.32%		2.59%	7.02%	7.05%				7.99%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.39%			0.86%					2.34%
FTSE Nareit Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Nareit Equity REITs Index
Average Annual Return, Percent		(1.98%)			9.33%					6.61%
Bloomberg U S High Yield 2 Issuer Capped Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent		7.41%			5.54%				5.55%	6.16%
ICE BofA 1 3 Year A BBB U S Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year A-BBB U.S. Corporate Index
Average Annual Return, Percent		4.92%			2.44%				2.74%	2.72%
Virtus Global Infrastructure Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Global Infrastructure Linked Benchmark
Average Annual Return, Percent		8.49%			8.37%			6.35%		7.45%
S And P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Average Annual Return, Percent		7.09%			6.88%				5.45%	5.45%
FTSE Developed Core Infrastructure 50 50 Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed Core Infrastructure 50/50 Index (net)
Average Annual Return, Percent		8.49%			8.37%			6.35%		7.55%
FTSE EPRA Nareit Developed Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Index (net)
Average Annual Return, Percent		(0.31%)			5.51%				3.55%	3.75%
MSCI All Country World ex USA Small Mid Cap Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Mid Cap Index (net)
Average Annual Return, Percent		17.23%			9.67%					8.03%
MSCI Emerging Markets Small Cap Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Index (net)
Average Annual Return, Percent		8.28%			12.51%	10.83%				8.48%
ICE BofA 1 5 Year U S Corporate And Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year U.S. Corporate & Government Bond Index
Average Annual Return, Percent		4.17%			1.44%		2.49%			2.02%
ICE BofA 1 22 Year U S Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-22 Year U.S. Municipal Securities Index
Average Annual Return, Percent		2.20%			1.19%					2.33%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[9]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[13]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[14]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[15]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[16]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[17]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[18]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[19]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[20]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[21]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[22]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[23]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[24]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[25]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[26]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[27]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[28]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[29]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[30]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[31]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[32]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[33]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[34]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[35]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[36]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[37]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[38]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[39]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[40]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[41]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[42]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[43]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[44]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[45]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[46]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[47]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[48]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[49]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[50]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[51]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[52]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[53]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[54]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[55]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[56]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[57]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[58]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[59]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[60]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[61]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[62]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[63]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[64]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[65]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[66]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[67]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[68]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[69]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[70]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[71]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[72]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[73]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[74]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[75]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[76]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[77]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[78]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[79]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[80]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[81]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[82]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[83]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[84]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[85]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[86]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[87]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[88]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[89]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[90]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[91]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[92]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[93]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[94]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[95]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[96]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[97]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[98]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[99]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[100]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[101]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[102]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[103]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[104]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[105]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[106]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.